Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net real estate sales	$ 1,134,466,776	$ 892,825,892	$ 874,926,633
Real estate lease income	6,573,263	4,936,186	5,989,766
Other revenue	23,283,959	21,985,595	16,821,657
Total revenue	1,164,323,998	919,747,673	897,738,056
Cost of real estate sales	(866,242,863)	(650,573,170)	(590,935,635)
Cost of real estate lease income	(3,956,322)	(3,173,215)	(1,596,231)
Other costs	(21,134,707)	(23,835,732)	(6,208,324)
Total costs of revenue	(891,333,892)	(677,582,117)	(598,740,190)
Gross profit	272,990,106	242,165,556	298,997,866
Operating expenses	(167,455,085)	(145,116,061)	(85,222,487)
Operating income	105,535,021	97,049,495	213,775,379
Interest income	24,503,736	14,577,322	11,681,487
Interest expense	(20,281,416)	(28,200,767)	(16,862,532)
Net realized gain on short-term investments	603,078	3,128,014	0
Share of income (loss) in an equity investee	2,234,635	(1,691,897)	(117,188)
Loss on extinguishment of debt	0	(9,848,931)	0
Exchange gains	403,286	706,108	0
Unrealized income on short-term investments	49,443	122,033	0
Other operating income/expense	5,945,120	3,212,606	1,538,968
Income from operations before income taxes	118,992,903	79,053,983	210,016,114
Income tax benefit /(expense)	(52,511,318)	(30,557,618)	(83,659,850)
Net income	66,481,585	48,496,365	126,356,264
Depreciation and amortization	8,751,664	6,998,122	3,137,122
Capital expenditure	39,125,572	18,695,933	100,099,135
Equity investment	0	0	5,967,905
Real estate properties held for sale	0	1,185,217	5,524,041
Real estate properties development completed	24,076,559	12,308,999	21,260,288
Real estate properties under development	1,887,321,801	1,714,575,052	932,518,706
Real estate properties held for lease	71,132,582	69,223,748	60,410,181
Total long-lived assets	298,423,722	161,067,575	137,571,642
Total assets	3,561,387,439	3,231,526,234	2,382,099,592
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	251,681,188	310,236,873	378,087,120
Real estate lease income	4,484,591	2,991,909	2,098,415
Other revenue	1,396,463	110,500	242,368
Total revenue	257,562,242	313,339,282	380,427,903
Cost of real estate sales	(160,197,316)	(210,789,926)	(225,443,661)
Cost of real estate lease income	(2,202,367)	(2,574,534)	(1,602,225)
Other costs	160,449	(1,804,955)	3,553,561
Total costs of revenue	(162,239,234)	(215,169,415)	(223,492,325)
Gross profit	95,323,008	98,169,867	156,935,578
Operating expenses	(51,882,922)	(58,981,130)	(39,956,831)
Operating income	43,440,086	39,188,737	116,978,747
Interest income	23,284,854	10,797,806	9,121,573
Interest expense	21,612,239	(471,635)	(778,032)
Net realized gain on short-term investments	0	3,128,014
Share of income (loss) in an equity investee	2,234,635	(1,691,897)	(117,188)
Loss on extinguishment of debt	0	0
Exchange gains	403,286	706,108
Unrealized income on short-term investments	0	120,146
Other operating income/expense	0	0	0
Income from operations before income taxes	90,975,100	51,777,279	125,205,100
Income tax benefit /(expense)	(16,234,099)	1,897,892	(46,673,642)
Net income	74,741,001	53,675,171	78,531,458
Depreciation and amortization	5,569,343	5,056,099	1,903,564
Capital expenditure	4,249,718	6,317,246	6,672,173
Equity investment			5,967,905
Real estate properties held for sale	0	0	0
Real estate properties development completed	4,775,131	10,174,728	665,410
Real estate properties under development	313,105,983	122,442,706	190,143,709
Real estate properties held for lease	42,511,937	45,892,107	48,011,607
Total long-lived assets	221,202,024	91,997,422	106,014,797
Total assets	1,064,084,941	868,110,770	928,034,862
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	186,222,554	192,437,765	290,511,011
Real estate lease income	202,892	218,320	196,596
Other revenue	30,659	110,166	84,040
Total revenue	186,456,105	192,766,251	290,791,647
Cost of real estate sales	(149,867,847)	(146,862,778)	(220,570,567)
Cost of real estate lease income	(285,974)	29,388	(129,059)
Other costs	(376,070)	(1,303,518)	(512)
Total costs of revenue	(150,529,891)	(148,136,908)	(220,700,138)
Gross profit	35,926,214	44,629,343	70,091,509
Operating expenses	(13,528,548)	(8,891,116)	(6,925,944)
Operating income	22,397,666	35,738,227	63,165,565
Interest income	237,687	903,353	749,616
Interest expense	0	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	0	3,212,606	0
Income from operations before income taxes	22,635,353	39,854,186	63,915,181
Income tax benefit /(expense)	(9,901,175)	(9,997,111)	(13,936,301)
Net income	12,734,178	29,857,075	49,978,880
Depreciation and amortization	400,733	255,701	147,053
Capital expenditure	172,853	187,745	184,084
Equity investment			0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	778,376	555,797
Real estate properties under development	275,709,393	230,512,631	37,201,975
Real estate properties held for lease	4,487,714	5,053,480	3,602,956
Total long-lived assets	6,683,031	7,323,161	4,694,369
Total assets	457,041,948	501,351,668	314,799,152
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	371,469,943	175,960,358	186,224,891
Real estate lease income	0	651	576,457
Other revenue	308,026	57,357	479,202
Total revenue	371,777,969	176,018,366	187,280,550
Cost of real estate sales	(305,417,991)	(138,838,903)	(135,087,692)
Cost of real estate lease income	(1,416,157)	(575,529)	(323,012)
Other costs	(641,646)	(391,538)	3,359,189
Total costs of revenue	(307,475,794)	(139,805,970)	(132,051,515)
Gross profit	64,302,175	36,212,396	55,229,035
Operating expenses	(15,826,805)	(12,928,183)	(11,766,051)
Operating income	48,475,370	23,284,213	43,462,984
Interest income	442,560	471,254	216,008
Interest expense	0	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0
Unrealized income on short-term investments	0	0
Other operating income/expense	0	0	0
Income from operations before income taxes	48,917,930	23,755,467	43,678,992
Income tax benefit /(expense)	(32,061)	(3,452,056)	(16,640,499)
Net income	48,885,869	20,303,411	27,038,493
Depreciation and amortization	1,542,209	684,087	548,699
Capital expenditure	31,524	175,551	91,784,366
Equity investment			0
Real estate properties held for sale	0	0	0
Real estate properties development completed	19,301,428	1,069,768	19,244,890
Real estate properties under development	307,172,930	476,026,887	441,295,792
Real estate properties held for lease	23,416,217	17,464,831	7,712,857
Total long-lived assets	27,947,425	23,139,244	12,200,324
Total assets	655,880,819	642,378,579	482,414,252
Anhui [Member]
Segment Reporting Information [Line Items]
Net real estate sales			0
Real estate lease income			0
Other revenue			0
Total revenue			0
Cost of real estate sales			0
Cost of real estate lease income			0
Other costs			0
Total costs of revenue			0
Gross profit			0
Operating expenses			(12,908)
Operating income			(12,908)
Interest income			129
Interest expense			0
Share of income (loss) in an equity investee			0
Other operating income/expense			0
Income from operations before income taxes			(12,779)
Income tax benefit /(expense)			(40,107)
Net income			(52,886)
Depreciation and amortization			52,166
Capital expenditure			0
Equity investment			0
Real estate properties held for sale			0
Real estate properties development completed			287,165
Real estate properties under development			0
Real estate properties held for lease			846,903
Total long-lived assets			847,318
Total assets			9,494,401
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	36,372,298	9,912,254	13,489,121
Real estate lease income	0	0	0
Other revenue	80,142	29,585	183,026
Total revenue	36,452,440	9,941,839	13,672,147
Cost of real estate sales	(32,313,894)	(9,125,435)	(3,107,736)
Cost of real estate lease income	0	0	0
Other costs	(3,615)	(16,975)	(56,418)
Total costs of revenue	(32,317,509)	(9,142,410)	(3,164,154)
Gross profit	4,134,931	799,429	10,507,993
Operating expenses	(3,672,935)	(3,229,614)	(936,011)
Operating income	461,996	(2,430,185)	9,571,982
Interest income	18,752	8,312	11,819
Interest expense	0	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	0	0	0
Income from operations before income taxes	480,748	(2,421,873)	9,583,801
Income tax benefit /(expense)	(1,344,687)	681,784	(2,749,642)
Net income	(863,939)	(1,740,089)	6,834,159
Depreciation and amortization	64,082	38,685	3,652
Capital expenditure	0	296,976	0
Equity investment			0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	0	507,026
Real estate properties under development	223,653,822	213,243,863	0
Real estate properties held for lease	0	0	0
Total long-lived assets	9,036,881	10,904,402	1,649,862
Total assets	206,485,216	125,561,644	88,642,444
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales	166,775,534	188,579,891	0
Real estate lease income	0	0	0
Other revenue	318,271	11,717	0
Total revenue	167,093,805	188,591,608	0
Cost of real estate sales	(118,868,527)	(133,519,235)	0
Cost of real estate lease income	0	0	0
Other costs	(835,555)	(364,326)	0
Total costs of revenue	(119,704,082)	(133,883,561)	0
Gross profit	47,389,723	54,708,047	0
Operating expenses	(32,178,776)	(27,689,927)	(6,670,853)
Operating income	15,210,947	27,018,120	(6,670,853)
Interest income	331,042	375,674	736,400
Interest expense	0	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	1,887
Other operating income/expense	0	0	1,538,968
Income from operations before income taxes	15,541,989	27,395,681	(4,395,485)
Income tax benefit /(expense)	(13,479,368)	(18,646,689)	1,212,316
Net income	2,062,621	8,748,992	(3,183,169)
Depreciation and amortization	515,150	446,531	311,673
Capital expenditure	33,952,563	57,767	936,906
Equity investment			0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	0	0
Real estate properties under development	62,561,492	124,555,677	198,205,122
Real estate properties held for lease	0	0	0
Total long-lived assets	6,958,865	3,896,449	1,664,134
Total assets	346,527,256	427,431,672	184,288,291
Hainan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	3,534,278	6,526,065
Real estate lease income	0	0
Other revenue	8,157	391
Total revenue	3,542,435	6,526,456
Cost of real estate sales	(2,337,677)	(4,137,467)
Cost of real estate lease income	0	0
Other costs	(324)	(17)
Total costs of revenue	(2,338,001)	(4,137,484)
Gross profit	1,204,434	2,388,972
Operating expenses	(6,617,557)	(3,855,809)
Operating income	(5,413,123)	(1,466,837)
Interest income	3,968	4,974
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	4,677,244	0
Income from operations before income taxes	(731,911)	(1,461,863)
Income tax benefit /(expense)	163,491	(737,457)
Net income	(568,420)	(2,199,320)
Depreciation and amortization	208,486	95,456
Capital expenditure	127,550	698,842
Real estate properties held for sale	0	0
Real estate properties development completed	0	0
Real estate properties under development	101,059,710	80,188,420
Real estate properties held for lease	0	0
Total long-lived assets	553,186	690,086
Total assets	135,047,439	52,944,306
Hunan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	42,191,276	4,109,978
Real estate lease income	0	0
Other revenue	2,332	244
Total revenue	42,193,608	4,110,222
Cost of real estate sales	(30,095,959)	(3,632,997)
Cost of real estate lease income	0	0
Other costs	0	(32,560)
Total costs of revenue	(30,095,959)	(3,665,557)
Gross profit	12,097,649	444,665
Operating expenses	(5,090,601)	(3,234,163)
Operating income	7,007,048	(2,789,498)
Interest income	45,592	16,913
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	0	0
Income from operations before income taxes	7,052,640	(2,772,585)
Income tax benefit /(expense)	(5,634,909)	(543,422)
Net income	1,417,731	(3,316,007)
Depreciation and amortization	76,304	24,944
Capital expenditure	146,074	242,276
Real estate properties held for sale	0	0
Real estate properties development completed	0	0
Real estate properties under development	157,166,855	145,738,966
Real estate properties held for lease	0	0
Total long-lived assets	468,620	528,484
Total assets	110,988,357	99,029,288
Shanghai [Member]
Segment Reporting Information [Line Items]
Net real estate sales	70,058,447	0
Real estate lease income	0	0
Other revenue	0	0
Total revenue	70,058,447	0
Cost of real estate sales	(62,366,015)	0
Cost of real estate lease income	0	0
Other costs	0	0
Total costs of revenue	(62,366,015)	0
Gross profit	7,692,432	0
Operating expenses	(4,346,174)	(2,353,439)
Operating income	3,346,258	(2,353,439)
Interest income	134,580	9,647
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	0	0
Income from operations before income taxes	3,480,838	(2,343,792)
Income tax benefit /(expense)	(1,259,900)	(505,771)
Net income	2,220,938	(2,849,563)
Depreciation and amortization	83,175	35,727
Capital expenditure	0	371,198
Real estate properties held for sale	0	0
Real estate properties development completed	0	0
Real estate properties under development	155,309,860	192,275,659
Real estate properties held for lease	0	0
Total long-lived assets	391,481	761,721
Total assets	128,502,762	197,356,138
Tianjin [Member]
Segment Reporting Information [Line Items]
Net real estate sales	4,631,258
Other revenue	1,333
Total revenue	4,632,591
Cost of real estate sales	(3,534,525)
Cost of real estate lease income	0
Other costs	(8,424)
Total costs of revenue	(3,542,949)
Gross profit	1,089,642
Operating expenses	(10,002,768)
Operating income	(8,913,126)
Interest income	2,966
Interest expense	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized income on short-term investments	0
Other operating income/expense	0
Income from operations before income taxes	(8,910,160)
Income tax benefit /(expense)	1,739,065
Net income	(7,171,095)
Depreciation and amortization	3,839
Capital expenditure	52,401
Real estate properties held for sale	0
Real estate properties development completed	0
Real estate properties under development	57,207,564
Real estate properties held for lease	0
Total long-lived assets	751,519
Total assets	19,201,186
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	1,530,000	4,921,331	6,614,490
Real estate lease income	0	0	0
Other revenue	0	0	15,520
Total revenue	1,530,000	4,921,331	6,630,010
Cost of real estate sales	(1,243,112)	(4,643,722)	(6,002,345)
Cost of real estate lease income	0	0	0
Other costs	0	0	(550)
Total costs of revenue	(1,243,112)	(4,643,722)	(6,002,895)
Gross profit	286,888	277,609	627,115
Operating expenses	(4,971,109)	(5,783,635)	(1,359,841)
Operating income	(4,684,221)	(5,506,026)	(732,726)
Interest income	0	0	3,098
Interest expense	17,587,083	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other operating income/expense	2,950	0	0
Income from operations before income taxes	12,905,812	(5,506,026)	(729,628)
Income tax benefit /(expense)	2,825,203	2,243,056	(44,335)
Net income	15,731,015	(3,262,970)	(773,963)
Depreciation and amortization	50,985	147,349	174
Capital expenditure	136,065	10,130,497	116,597
Equity investment			0
Real estate properties held for sale	0	1,185,217	5,524,041
Real estate properties development completed	0	0	0
Real estate properties under development	226,208,448	119,947,878	65,672,108
Real estate properties held for lease	0	0	0
Total long-lived assets	13,009,709	11,488,178	113,296
Total assets	166,888,356	36,990,997	6,530,771
Others [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	141,377	0
Real estate lease income	1,885,780	1,725,306	3,118,298
Other revenue	21,138,576	21,665,635	15,817,501
Total revenue	23,024,356	23,532,318	18,935,799
Cost of real estate sales	0	977,293	(723,634)
Cost of real estate lease income	(51,824)	(52,540)	458,065
Other costs	(19,429,522)	(19,921,843)	(13,063,594)
Total costs of revenue	(19,481,346)	(18,997,090)	(13,329,163)
Gross profit	3,543,010	4,535,228	5,606,636
Operating expenses	(19,336,890)	(18,169,045)	(17,594,048)
Operating income	(15,793,880)	(13,633,817)	(11,987,412)
Interest income	1,735	1,989,389	842,844
Interest expense	(59,480,738)	(27,729,132)	(16,084,500)
Net realized gain on short-term investments	603,078	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	(9,848,931)
Exchange gains	0	0
Unrealized income on short-term investments	49,443	0
Other operating income/expense	1,264,926	0	0
Income from operations before income taxes	(73,355,436)	(49,222,491)	(27,229,068)
Income tax benefit /(expense)	(9,352,878)	(1,497,844)	(4,787,640)
Net income	(82,708,314)	(50,720,335)	(32,016,708)
Depreciation and amortization	237,358	213,543	170,141
Capital expenditure	256,824	217,835	405,009
Equity investment			0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	286,127	0
Real estate properties under development	8,165,744	9,642,365	0
Real estate properties held for lease	716,714	813,330	235,858
Total long-lived assets	11,420,981	10,338,428	10,387,542
Total assets	$ 270,739,159	$ 280,371,172	$ 367,895,419